Acquisitions (Details)							6 Months Ended		8 Months Ended	12 Months Ended
		Dec. 31, 2014 USD ($)	Oct. 31, 2014	Sep. 12, 2014	Aug. 29, 2014	May. 08, 2014	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
undefined		$ 268,000							$ 268,000	$ 268,000	$ 0
Deferred Tax Liabilities, Other		145,000							$ 145,000	145,000
Business Combination, Acquisition Related Costs										333,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount										145,000
Number of Businesses Acquired									10
Urgent And Primary Care [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue										7,678,000	6,949,000
Stat Medical Care [Member]
Business Acquisition [Line Items]
undefined		$ 268,000							$ 268,000	268,000
Number of Businesses Acquired		2
ACSH Urgent Care Of Virginia [Member]
Business Acquisition [Line Items]
Number of Businesses Acquired		2
Mid-South Urgent Care Inc [Member]
Business Acquisition [Line Items]
Number of Businesses Acquired	[1]			3
Bay Walk-In Clinic Inc [Member]
Business Acquisition [Line Items]
Number of Businesses Acquired					2
CorrectMed [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue							$ 16,373,000	$ 12,103,000		26,414,000	30,405,000
Number of Businesses Acquired						2
CorrectMed [Member] | Urgent And Primary Care [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue							$ 5,026,000	$ 1,598,000		$ 3,268,000	$ 3,654,000
Med Help [Member]
Business Acquisition [Line Items]
Number of Businesses Acquired			1

[1]	At the time of closing of this transaction, the seller had two operating centers; the third center in Springville, Alabama, was under development at time of closing.